Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2010	$ 62,997	$ 15	$ 317,655	$ (20)	$ (254,653)
Beginning Balance, Shares at Dec. 31, 2010		14,852,136
Comprehensive loss	(42,031)			12	(42,043)
Exercise of stock options	1,124		1,124
Exercise of stock options, Shares		175,711
Vesting of restricted stock units, Shares		31,250
Stock-based compensation expense	2,196		2,196
Issuance of common stock, net of issuance costs	19,199	1	19,198
Issuance of common stock, net of issuance costs, Shares		1,480,800
Issuance of warrants in connection with term loan	428		428
Ending Balance at Dec. 31, 2011	43,913	16	340,601	(8)	(296,696)
Ending Balance, Shares at Dec. 31, 2011		16,539,897
Comprehensive loss	(44,309)			18	(44,327)
Exercise of stock options	124		124
Exercise of stock options, Shares		25,090
Vesting of restricted stock units, Shares		31,250
Stock-based compensation expense	1,832		1,832
Issuance of common stock, net of issuance costs	29,112	5	29,107
Issuance of common stock, net of issuance costs, Shares		4,524,989
Severance payment settled in stock	354		354
Severance payment settled in stock, Shares		48,611
Ending Balance at Dec. 31, 2012	31,026	21	372,018	10	(341,023)
Ending Balance, Shares at Dec. 31, 2012	21,170,000	21,169,837
Comprehensive loss	(38,627)			(10)	(38,617)
Exercise of stock options	7		7
Exercise of stock options, Shares	2,916	2,916
Vesting of restricted stock units, Shares		31,250
Stock-based compensation expense	2,001		2,001
Issuance of common stock, net of issuance costs	19,775	5	19,770
Issuance of common stock, net of issuance costs, Shares		4,876,186
Severance payment settled in stock, Shares		9,722
Partial shares paid out in connection with 1-for-6 stock split, Shares		(26)
Ending Balance at Dec. 31, 2013	$ 14,182	$ 26	$ 393,796		$ (379,640)
Ending Balance, Shares at Dec. 31, 2013	26,090,000	26,089,885